Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Financial Assets
Schedule of other financials assets

In € thousand	12/31/2020	12/31/2019	01/01/2019
Security deposits	2,096	906	189
Miscellaneous other non-current financial assets	16	12	11
Total non-current financial assets	2,112	918	200
Fixed term deposit	50,000	—	—
Promissory notes	676	—	—
Miscellaneous other current financial assets	—	4	20
Total current other financial assets	50,676	4	20